VARIABLE INTEREST ENTITIES (VIEs) (Details) - USD ($) $ in Thousands		1 Months Ended			3 Months Ended		9 Months Ended
		May 31, 2016	Feb. 29, 2016	Nov. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015
Variable Interest Entity [Line Items]
Interest Expense	[1]				$ 15,569	$ 14,190	$ 42,738	$ 41,004
Net Cash Provided by (Used in) Financing Activities							(52,651)	$ (207,490)
Eskimo SPV [Member]
Variable Interest Entity [Line Items]
Interest Expense					1,900		6,100
Eskimo SPV Agreement | Golar Eskimo
Variable Interest Entity [Line Items]
Net Cash Provided by (Used in) Financing Activities					$ 4,100		$ 14,000
Lease term							10 years
Eskimo SPV Agreement | Golar Eskimo | Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Sale leaseback transaction, proceeds from sale							$ 285,000
Tundra SPV Agreement | Golar Tundra | Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Sale leaseback transaction, proceeds from sale				$ 254,600			$ 254,600
Golar Tundra | Golar [Member]
Variable Interest Entity [Line Items]
Business Combination, Consideration Transferred		$ (330,000)	$ (330,000)

[1]	This includes amounts arising from transactions with related parties (see note 11).